Schedule of Operating Segments (Details) - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
External revenue		₪ 219,677	₪ 65,035	₪ 8,926
Segment profit (loss)			(22,945)	9,324
General and administrative expenses not attributable to segments			(10,892)	(71,361)
Other income, net		(2,971)	(4,563)	58,962
Operating loss		28,185	(38,400)	(3,415)
Segment assets (1)	[1]	686,324	326,270	282,233
Segment liabilities		227,133	34,161	(26,032)
Equity losses				(340)
Liabilities		(227,133)	(34,161)	26,032
Cannabis Segment [Member]
IfrsStatementLineItems [Line Items]
External revenue		219,677	65,035	9,609
Segment profit (loss)		44,646	14,250	(12,567)
Segment assets (1)	[1]	551,435	114,559	47,846
Segment liabilities		132,562	23,935	(53,518)
Liabilities		(132,562)	(23,935)	53,518
Biomed Segment [Member]
IfrsStatementLineItems [Line Items]
External revenue
Segment profit (loss)		(1,868)	(37,195)	20,996
Segment assets (1)	[1]	2,895	3,517	40,087
Segment liabilities
Liabilities
Reconciliations [Member]
IfrsStatementLineItems [Line Items]
External revenue				(683)
Segment profit (loss)				895
Segment assets (1)	[1]	131,994	208,194	194,300
Segment liabilities		94,571	10,226	(27,486)
Liabilities		(94,571)	₪ (10,226)	₪ 27,486
Reportable segments [member]
IfrsStatementLineItems [Line Items]
External revenue		219,677
Segment profit (loss)		42,778
General and administrative expenses not attributable to segments		(11,620)
Other income, net		(2,971)
Operating loss		₪ 28,187

[1]	In 2019 the Company consolidated Canndoc’s operating results for the first time, beginning in February 2019.